Business Combination - Narrative (Details) (USD $)	12 Months Ended			0 Months Ended		3 Months Ended	6 Months Ended	0 Months Ended	5 Months Ended	0 Months Ended		1 Months Ended
	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011	Jan. 08, 2014 Mobile, Alabama and Destin, Florida Franchise Restaurants franchisee	Jan. 08, 2014 Mobile, Alabama and Destin, Florida Franchise Restaurants restaurant	Jul. 14, 2014 Mobile, Alabama and Destin, Florida Franchise Restaurants	Jul. 14, 2014 Mobile, Alabama and Destin, Florida Franchise Restaurants	Aug. 06, 2012 South Carolina Franchise Restaurants restaurant	Dec. 31, 2012 South Carolina Franchise Restaurants	Nov. 30, 2011 Houston Franchise Restaurants	Nov. 30, 2011 Houston Franchise Restaurants restaurant	Dec. 26, 2011 Houston Franchise Restaurants	Dec. 31, 2011 Houston Franchise Restaurants restaurant	Dec. 26, 2011 Houston Franchise Restaurants
Business Acquisition [Line Items]
Number of franchise restaurants acquired					2			3			3		3
Number of franchisees involved in acquisition				1
Total purchase price					$ 1,100,000			$ 5,800,000			$ 2,600,000
Fees Repaid (See Note 2)		150,000						200,000
Contributed revenues from acquisition						600,000	1,200,000		1,900,000					200,000
Bargain purchase gain from acquisition, net	0	0	541,206							700,000	697,347	500,000
Net franchise agreement, intangible asset write-off												$ 200,000